COMMITMENTS AND CONTINGENCIES (Details)		9 Months Ended
	Dec. 14, 2020 item	Sep. 30, 2022 USD ($) $ / shares	Dec. 31, 2021 $ / shares
COMMITMENTS AND CONTINGENCIES
Minimum percentage of founder share holders entitled to make demands	30.00%
Maximum number of demands for registration of securities | item	3
Deferred fee per unit | $ / shares		$ 0.35	$ 0.35
Aggregate underwriter cash discount | $		$ 9,660,000